Commitments and Contingencies (Schedule of Annual Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 8,445
2020	6,440
2021	4,362
2022	3,265
2023	1,894
Thereafter	593
Total operating lease payments	$ 24,999